DERIVATIVE INSTRUMENTS:	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
DERIVATIVE INSTRUMENTS:
9.  DERIVATIVE INSTRUMENTS:

The Company generally uses the Black-Scholes pricing model to estimate the fair values of its derivative instruments.  Derivative instruments consist of variable conversion features from debt to common equity and variable exercise prices for warrants.  As of September 30, 2011, the Company used the following inputs in this model as appropriate for each derivative instrument:  no dividend yield, an expected volatility ranging from 130% to 279%, a risk-free interest rate ranging from 0.03% to 1.43%, and an expected life ranging from 0.38 to 5.80 years, the closing price of the Company’s common stock of $0.10 per share, and a conversion price or an exercise price ranging from $0.10 to $200.  At dates of issuance, the Company used input values as of such date.  A summary of the fair values of the Company’s derivative instruments based on this model as of September 30, 2011, respective issuance dates and as of December 31, 2010 is as follows:

	September 30,	At 2011	December 31,	At 2010
	2011	Grant Date	2010	Grant Date
Conversion features:
Lender 1 - $150,000 note	$78,542	$102,255	$-	$-
First quarter 2010 issuance	101,343	-	301,955	940,593
Second quarter 2010 issuance	85,241	-	141,522	281,251
Third quarter 2010 issuance	59,387	-	126,095	271,894
Total conversion features	324,513	102,255	569,572	1,493,738
Warrants:
First quarter 2010 issuance	9,991	-	87,958	311,488
Second quarter 2010 issuance	3,743	-	32,988	93,746
Third quarter 2010 issuance	2,495	-	21,994	54,997
2007 debentures - penalty warrants	1,028	1,250	10,810	9,787
Total warrants	17,257	1,250	153,750	470,018
Dilution warrants:
May 4, 2011 issuance	103,980	187,416	-	-
March 31, 2011 issuance	155,970	624,835	-	-
March 4, 2011 issuance	5,152	42,309	-	-
September 16, 2010 issuance	22,784	-	200,702	410,592
November 16, 2010 issuance	7,850	-	69,122	72,274
Total anti-dilution warrants	295,736	854,560	269,824	482,866
Commitments to issue common shares in excess of amount authorized	-	-	125,377	various
	$637,506	$958,065	$1,118,523	$2,446,622

Effective May 13, 2010, the Company committed to issue more common shares than authorized by its Articles of Incorporation.  Pursuant to ASC 815-40, Derivatives and Hedging – Contracts in Entity’s Own Equity, the Company’s policy with regard to settling outstanding financial instruments is to settle those with the latest maturity date first, which essentially sets the order of preference for settling the financial instruments.  Therefore, on May 13, 2010, the Company reclassified warrants to purchase common shares and recognized contracts to be settled with common stock from additional paid in capital to derivative liabilities.  Subsequent to May 13, 2010 through February 11, 2011, the Company committed to issue additional shares and warrants above the amount authorized. On December 31, 2010, the fair value of derivative liabilities for contracts to be settled with the Company’s common shares in excess of common share capital authorized aggregated $125,377.  On February 11, 2011, the Company increased the number of authorized shares of its common stock from 2,500,000,000 to 5,000,000,000, and accordingly wrote-off the remaining value of the derivative liability to its consolidated statement of operations.

10.  DERIVATIVE INSTRUMENTS:

The Company generally uses the Black-Scholes pricing model to estimate the fair values of its derivative instruments.  As of December 31, 2010, the Company used the following inputs in this model as appropriate for each derivative instrument:  no dividend yield, an expected volatility ranging from 111% to 318%, a risk-free interest rate ranging from 0.29% to 2.71%, and an expected life ranging from 1.13 to 6.55 years, the closing price of the Company’s common stock at December 31, 2010 of $0.0044 per share, and a conversion price or an exercise price ranging from $0.0033 to $0.004.  A summary of the fair values of the Company’s derivative instruments based on this model as of December 31, 2010, the 2010 grant date for such derivative instruments and December 31, 2009, is as follows:

		2010
	2010	Grant Date	2009
Conversion features:
First quarter 2010 issuance	$301,955	$940,593	$-
Second quarter 2010 issuance	141,522	281,251	-
Third quarter 2010 issuance	126,095	271,894	-
Total conversion features	569,572	1,493,738	-
Warrants:
First quarter 2010 issuance	87,958	311,488	-
Second quarter 2010 issuance	32,988	93,746	-
Third quarter 2010 issuance	21,994	54,997	-
2007 debentures - penalty warrants	10,810	9,787	21,124
Total warrants	153,750	470,018	21,124
Dilution warrants:
September 16, 2010 issuance	200,702	410,592	-
November 16, 2010 issuance	69,122	72,274	-
Total anti-dilution warrants	269,824	482,866	-
	$993,146	$2,446,622	$21,124

Effective May 13, 2010, the Company committed to issue more common shares than authorized by its Article of Incorporation.  If the Company would have been required to settle all of its outstanding warrants and liabilities (including contingent liabilities to be settled with equity not previously recorded) with common shares as of May 13, 2010, the Company would have been required to issue up to 377,460,076 common shares over its authorized amount of 2,500,000,000 common shares, assuming all targets and contingencies were met, representing 1,200,000 shares for the settlement of warrants and 376,260,076 shares for the settlement of liabilities including contingent liabilities not previously recorded (of which all but 26,978,022 shares have been recorded as liabilities).  Pursuant to ASC 815-40, Derivatives and Hedging – Contracts in Entity’s Own Equity, the Company’s policy with regard to settling outstanding financial instruments is to settle those with the latest maturity date first, which essentially sets the order of preference for settling the financial instruments.  Therefore, on May 13, 2010, the Company reclassified warrants to purchase 1,200,000 common shares with a fair value of $3,862 and recognized contracts to be settled with common stock (previously considered contingent liabilities not meeting recognition criteria) for 26,978,022 shares with a fair value of $337,225, from additional paid in capital to derivative liabilities.  Subsequent to May 13, 2010 through December 31, 2010, the Company committed to issue an additional 507,712,302 shares and warrants above the amount authorized of which all but 2,240,657 had been recorded as liabilities.  The fair value of the 2,240,657 shares on the day the Company committed to issue the additional shares was $15,719 (shares prior to our 200-to-1 reverse split).

On December 31, 2010, the fair value of derivative liabilities for contracts to be settled with the Company’s common shares in excess of common share capital authorized aggregated $125,377. As of December 31, 2010, if the Company would be required to settle all of its outstanding warrants and liabilities (including contingent liabilities to be settled with equity) with common shares, the Company would be required to issue up to 885,172,378 common shares beyond the amount authorized as of December 31, 2010 of 2,500,000,000 common shares.  As of December 31, 2010, liabilities and derivative liabilities have been recorded for all 885,172,378 shares.  On February 11, 2011, the Company increased the number of authorized shares of its common stock from 2,500,000,000 to 5,000,000,000.